Subsequent events (Details) In Millions, unless otherwise specified		1 Months Ended	0 Months Ended		1 Months Ended
	Nov. 30, 2011	Nov. 30, 2011 American Depository Shares (ADS) USD ($)	Mar. 28, 2014 Subsequent event	Mar. 28, 2014 Subsequent event American Depository Shares (ADS) USD ($)	Jan. 31, 2014 Subsequent event Shanghai Taomee Shanghai Weiju USD ($)	Jan. 31, 2014 Subsequent event Shanghai Taomee Shanghai Weiju CNY
Subsequent events
Percentage of newly issued shares to be subscribed					25.00%	25.00%
Cash consideration					$ 0.5	3.0
Maximum amount of ADSs that can be repurchased under share repurchase program		$ 10		$ 10
Number of ordinary shares represented by each ADS	20		20
Period for stock repurchase plan			12 months